Share based payment arrangements	6 Months Ended
Jun. 30, 2023
Share based payment arrangements
Share based payment arrangements

3. Share based payment arrangements

Option Plan 2017

On April 7, 2017, voxeljet AG established a share option plan (Option Plan 2017) that entitles key management personnel and senior employees of voxeljet AG and its subsidiaries to purchase shares of the parent company.

Total options available under the share option plan are 372,000. 279,000 options (75%, tranche 1) were granted on April 7, 2017. 93,000 options (25%, tranche 2) were granted on April 12, 2018.

The vesting conditions include a service condition (the options vest after a period of four years of continued service from the respective grant date) and a market condition (the options may only be exercised if the share price exceeds the exercise price over a period of 90 consecutive days by at least 20% in the period between the grant date and the respective exercise time frame) of which both conditions must be met. The options from tranche 1 and tranche 2 have an expiration date of April 7, 2027 and April 12, 2028, respectively.

In order to avoid insider trading, there are defined trading windows during which the options can be exercised. When those trading windows are closed, the exercise of options is not possible.

The fair value of the employee share option plan has been measured for tranches 1 and 2 using a Monte Carlo simulation. The market condition has been incorporated into the fair value at grant date.

The inputs used in the measurement of the fair value at grant date are as follows:

Option Plan 2017
	Tranche 1	Tranche 2

Parameter
Share price at grant date	USD 13.80	USD 16.15
Exercise price	USD 13.90	USD 16.15
Expected volatility	55.00%	58.40%
Expected dividends	--	--
Risk-free interest rate	2.49%	2.85%
Fair value at grant date	USD 8.00	USD 9.74

The respective expected volatility has been based on an evaluation of the historical volatility of the Company’s share price as of the grant date. As of June 30, 2023 265,050 options are exercisable and 353,400 options are outstanding. The weighted-average contractual life of the options as of June 30, 2023 amounts to 4.0 years (June 30, 2022: 5.0 years).

The expenses recognized in the profit and loss statement in relation to the share-based payment arrangements amounted to kEUR 0 in the three months and kEUR 0 in the six months ended June 30, 2023 (three months and six months ended June 30, 2022: kEUR 5 and kEUR 49, respectively).

Option Plan 2022

On November 21, 2022, voxeljet AG established a second share option plan (Option Plan 2022) that entitles key management personnel and senior employees of voxeljet AG and its subsidiaries to purchase shares of the parent company.

Total options available under this share option plan are 330,671. 330,669 options were granted on November 23, 2022. The remaining two options will not be granted.

The vesting conditions include a service condition (the options vest after a period of four years of continued service from the respective grant date) and a market condition (the options may only be exercised if the share price exceeds the exercise price over a period of 90 consecutive days by at least 20% in the period between the grant date and the respective exercise time frame) of which both conditions must be met. The options have an expiration date of November 23, 2032.

In order to avoid insider trading, there are defined trading windows during which the options can be exercised. When those trading windows are closed, the exercise of options is not possible.

The fair value of the employee share option plan has been measured using a Monte Carlo simulation. The market condition has been incorporated into the fair value at grant date.

The inputs used in the measurement of the fair value at grant date are as follows:

Option Plan 2022
Parameter
Share price at grant date	USD 3.04
Exercise price	USD 3.04
Expected volatility	66.80%
Expected dividends	--
Risk-free interest rate	3.68%
Fair value at grant date	USD 1.90

The respective expected volatility has been based on an evaluation of the historical volatility of the Company’s share price as at the grant date. As of June 30, 2023, 0 options are exercisable and 330,669 options are outstanding. The weighted-average contractual life of outstanding options as of June 30, 2023 amounts to 9.4 years.

The expenses recognized in the profit and loss statement in relation to Option Plan 2022 amounted to kEUR 38 in the three months and kEUR 75 in the six months ended June 30, 2023 (three months and six months ended June 30, 2022: kEUR 0 and kEUR 0, respectively).

Item 7 of voxeljet’s annual general meeting on May 25, 2023 resolved the extension of the authorization to issue stock option rights (Option Plan 2022). The authorization of the Management Board or - insofar as subscription rights are issued to members of the Management Board - of the Supervisory Board to issue share option rights resolved by the Annual General Meeting on June 2, 2022 under Item 7 was amended to the extent that the number of subscription rights to be issued is increased by 210,801 from 330,671 to 541,472.